RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Amounts due to related parties	$ 0	$ 24,792	$ 7,292
Kimco Realty Services, Inc.
Related party expenses	0	75,000	100,000
KRC Property Management I, Inc.
Related party expenses	$ 39,812	$ 41,272	$ 40,645
Management fees, percentage	4.50%